Income Taxes	9 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
Income taxes

9 Income taxes

a. Composition of deferred tax income and social contribution

	September 30, 2024	December 31, 2023
Deferred income taxes assets	444,200	774,861
Deferred income taxes liabilities	(1,234,721)	(1,360,257)
	(790,521)	(585,396)

	Balance at January 1, 2024	Income statement	Exchange variation	Other Adjustments (1)	Balance at September 30, 2024
Tax losses and negative basis of social contribution	840,172	(238,772)	(63,233)	(553)	537,614
Expected credit losses on trade accounts receivable	38,086	12,365	(2,640)	—	47,811
Provisions for contingencies	78,840	(2,364)	34,771	—	111,247
Present value adjustment	7,648	(1,626)	(830)	—	5,192
Tax credits	23,685	19	48	(74)	23,678
Labor accident accruals	7,927	(928)	—	—	6,999
Pension plan	11,956	1,188	(40)	(8,340)	4,764
Trade accounts payable accrual	277,512	76,153	(50,671)	—	302,994
Non-deductible interest	211,958	(10,418)	2	—	201,542
Right of use assets	25,417	8,199	(1,963)	—	31,653
Goodwill amortization	(851,840)	(10,269)	84,639	—	(777,470)
Present value adjustment - Trade accounts payable	(6,064)	1,904	492	—	(3,668)
Business combinations	(444,250)	(36,524)	3,649	—	(477,125)
Inventory valuation	(207,085)	(55,739)	(2,464)	—	(265,288)
Hedge operations (2)	(25,364)	39,653	(534)	(496)	13,259
Realization of other reserves	(115,640)	2,033	12,795	—	(100,812)
Accelerated depreciation and amortization	(514,285)	17,175	(1)	—	(497,111)
Cut off adjustments (Revenue recognition)	—	25,890	(1,446)	—	24,444
Grains’ Fair Value Adjustment - Subsidiaries	—	(1,614)	(1,557)	—	(3,171)
Other temporary differences	55,931	(19,626)	(13,378)	—	22,927
Deferred taxes, net	(585,396)	(193,301)	(2,361)	(9,463)	(790,521)

	Balance at January 1, 2023	Income statement	Exchange variation	Other Adjustments (1)	Balance at September 30, 2023
Tax losses and negative basis of social contribution	649,164	292,676	18,156	—	959,996
Expected credit losses on trade accounts receivable	31,572	517	861	—	32,950
Provisions for contingencies	94,153	(2,585)	1,721	—	93,289
Present value adjustment	11,326	(4,671)	472	—	7,127
Tax credits	13,196	(104)	(13)	21	13,100
Labor accident accruals	6,139	1,236	—	—	7,375
Pension plan	10,485	45	(60)	(4,023)	6,447
Trade accounts payable accrual	284,235	72,675	2,823	—	359,733
Non-deductible interest	76,563	115,601	1	—	192,165
Right of use assets	22,583	24,640	446	—	47,669
Other temporary differences - assets
Goodwill amortization	(785,958)	(5,582)	(29,528)	—	(821,068)
Present value adjustment - Trade accounts payable	(8,105)	1,512	(341)	—	(6,934)
Business combinations	(441,428)	4,399	(1,222)	—	(438,251)
Inventory valuation	(109,703)	(162,640)	1	—	(272,342)
Hedge operations	8,209	(13,853)	540	416	(4,688)
Realization of other reserves	(110,379)	2,462	(4,635)	—	(112,552)
Accelerated depreciation and amortization	(586,839)	(29,703)	(18)	—	(616,560)
Other temporary differences - liabilities	77,595	(56,156)	4,218	3,479	29,136
Deferred taxes, net	(757,192)	240,469	(6,578)	(107)	(523,408)

(1)	Changes in the deferred tax statement of financial position accounts that do not directly impact income statement accounts, are shown in the column Other Adjustments. These adjustments refer mainly to: the direct subsidiary Brazservice Ltda. incorporated into the Company; deferred taxes on cash flow hedge transactions recognized in other comprehensive income, carried out by the subsidiary Seara Alimentos; and pension plan in the United States of America.
(2)	Hedge and hedge accounting operations are disclosed in Note 25 - Risk management and financial

b. Reconciliation of income tax and social contribution expense:

	Nine-month period ended September 30,		Three-month period ended September 30,
	2024	2023	2024	2023
Profit before taxes	2,101,737	(277,463)	1,197,121	162,083
Brazilian statutory corporate tax rate	(34)%	34%	(34)%	34%
Expected tax benefit (expense)	(714,591)	94,337	(407,021)	(55,108)

Adjustments to reconcile taxable income tax expense (benefit):
Share of profit of equity-accounted investees	(79)	3,339	1,324	1,364
Non-taxable tax benefits (1)	164,991	366,689	55,412	130,363
Difference of tax rates on taxable income from foreign subsidiaries	128,842	(43,525)	(2,239)	(14,854)
Transfer pricing adjustments	(7,126)	(2,497)	59,613	(665)
Profits taxed by foreign jurisdictions (2)	25,925	(271,871)	61,803	(96,399)
Deferred income tax not recognized	(199,592)	(184,575)	(203,623)	(41,244)
Dividends paid abroad	(10,483)	—	—	—
Non-taxable interest - Foreign subsidiaries	11,715	98,879	3,909	34,920
Donations and social programs (3)	(929)	(5,168)	1,176	(1,256)
SELIC interest on tax credits	5,169	4,309	1,050	1,843
Other permanent differences	3,658	43,838	(11,919)	20,458
Current and deferred income tax benefit (expense)	(592,500)	103,755	(440,515)	(20,578)

Current income tax	(399,199)	(136,714)	(142,382)	(98,070)
Deferred income tax	(193,301)	240,469	(298,133)	77,492
	(592,500)	103,755	(440,515)	(20,578)
Effective income tax rate	(28.19)%	37.39%	(36.80)%	12.70%

According to IAS 12, the effective average rate is calculated by the ratio between the tax expense (benefit) and the accounting profit. However, it is important to highlight that this rate can be influenced by operations that impact the tax expense (benefit) but do not have a direct relation to the net profit for the period. Examples of these operations include the effects of unrecognized deferred taxes, income tax and social contribution on the realization of the revaluation reserve, dividends paid abroad, and investment subsidies from previous years. In our understanding, this information should be considered for the analysis of the effective rate.

(1)	The Company and its subsidiaries have subsidies granted by state governments, as presumed income tax benefits, in accordance with the regulations of each State. The appropriate values of this tax incentive as revenue in the result are excluded in the calculation of taxes on profit, when the requirements set out in current legislation are met. During the nine-month period ended September 30, 2024, the Company and its subsidiaries recorded the amount of government subsidies in the amount of US$466 million (US$1.1 billion in the nine-month period ended September 30, 2023), all of which were excluded from their income tax and social contribution calculation basis.

The exclusion of this tax benefit from the income tax and social contribution calculation base on net income reflected a tax gain in the nine-month period ending September 30, 2024 of US$158 million (US$149 million in the nine-month period ending September 30, 2023).

On June 12, 2023, when considering Repetitive Topic 1182, the STJ understood that the requirement of IRPJ and CSLL on amounts related to ICMS tax incentives, other than those granted in the form of presumed credits, is undue, as long as the requirements of the article 30 of Law No. 12,973/14, and it is certain that the Company recorded the profit reserve referred to in the legislation. Law No. 14,789/23 changed the investment subsidy regime for tax purposes and revoked article 30 of Law No. 12,973/14 and its effects are being fulfilled by the Company for the year 2024, except in relation to presumed ICMS credits, whose taxation was ruled out by the unified understanding of the STJ Panels that deal with tax matters in the judgment of ERESP 1.517.492/PR.

(2)	According to Law No. 12,973/14, the income from foreign subsidiaries must be taxed at the Brazilian statutory tax rate of 34%, and the income tax paid abroad by these subsidiaries may be used to compensate income taxes to be paid in Brazil. The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation (profits taxed by-foreign jurisdictions included in the reconciliation of income tax and social contribution expense). The Group analyzes the results of each subsidiary for the application of its income tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.

(3)	Refers to the donations, as described in Note 24 – Expenses by nature.

Global Minimum Tax:

Starting January 1st, 2024, the rules of Pillar II came into effect in various countries, impacting multinational companies operating in those jurisdictions.

The Group, being subject to these global Pillar II norms, applies the relief from deferred tax accounting introduced by International Tax Reform - Pillar Two Model Rules (Amendments to IAS12), as well as the estimation of additional tax payments related to income tax due to measurement uncertainties and impacts.

Note that the Company, with the assistance of a specialized firm, is monitoring the potential impacts this new rule may have on the Group.

Transfer Pricing:

Transfer pricing regulations in Brazil have undergone significant changes with the enactment of Law No. 14,596/2023 and Normative Instruction RFB No. 2,132/2023, aiming to align the country with international practices, such as the OECD guidelines. This new regulation, with mandatory implementation beginning in the 2024 calendar year, modifies the calculation methods and documentation required for transactions between related companies, directly impacting how multinational companies must determine and report their transfer pricing adjustments.

The Company, with the assistance of a specialized firm, is making efforts to thoroughly analyze these changes and assess potential impacts on our processes by mapping and adapting to new requirements.